ORDINARY SHARES	12 Months Ended
Dec. 31, 2025
ORDINARY SHARES.
ORDINARY SHARES

25.   ORDINARY SHARES

The Company’s authorized share capital is USD10 comprising 500,000,000 ordinary shares with a par value of USD0.00002 each.

As of December 31, 2021, the Company’s issued 193,770,753 ordinary shares, among which, 190,824,913 shares were outstanding and 2,945,840 shares were recorded as treasury stock. These treasury stocks were canceled and retired in 2023.

During the year of 2022, 10,364,276 share options were exercised and registered as ordinary shares of the Company.

As of December 31, 2022, the Company issued 204,135,029 ordinary shares, among which, 201,189,189 shares were outstanding and 2,945,840 shares were recorded as treasury stock.

During the year of 2023, certain 2024 Notes with the principal amount of USD14.1 million were converted into 2,938,412 ordinary shares of the Company (Note 24). The carrying amount of the converted 2024 Notes upon the conversions was USD44 million (equivalent to approximately RMB301 million).

During the year of 2023, 5,792,846 restricted shares granted by the Company were vested and registered as ordinary shares of the Company.

For the year ended December 31, 2023, 340,000 outstanding ADSs (1,360,000 shares) were repurchased with a total consideration of RMB79 million, which is shown as treasury stock.

As of December 31, 2023, the Company issued 209,920,447 ordinary shares, among which, 208,560,447 shares were outstanding and 1,360,000 shares were recorded as treasury stock.

During the year of 2024, certain 2024 Notes with the principal amount of USD55.2 million were converted into 11,994,720 ordinary shares of the Company. The carrying amount of the converted 2024 Notes upon the conversions was USD94 million (equivalent to approximately RMB664 million).

During the year of 2024, 5,822,846 restricted shares granted by the Company were vested and registered as ordinary shares of the Company.

During the year of 2024, 158,000 share options were exercised and registered as ordinary shares of the Company.

For the year ended December 31, 2024, 5,256,739 outstanding ADSs (21,026,956 shares) were repurchased with a total consideration of USD 123 million (equivalents to RMB 875 million), and 4,203,178 ADSs (16,812,712 shares) repurchased shares were cancelled and retired.

As of December 31, 2024, the Company issued 211,083,301 ordinary shares, among which, 205,509,057 shares were outstanding and 5,574,244 shares were recorded as treasury stock.

During the year of 2025, 4,042,836 restricted shares granted by the Company were vested and registered as ordinary shares of the Company.

For the year ended December 31, 2025, 30,635 outstanding ADSs (122,540 shares) were repurchased with a total consideration of USD 0.5 million (equivalents to RMB4 million), and 1,393,561 ADSs (5,574,244 shares) repurchased shares were cancelled and retired.

As of December 31, 2025, the Company issued 209,551,893 ordinary shares, among which, 209,429,353 shares were outstanding and 122,540 shares were recorded as treasury stock.